Shareholders' equity - Cumulative translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ (184)	€ 52
Reclassification to net income for the period	0	(2)
Total transaction adjustments for continuing operations	€ (184)	€ 50